Right of Use Asset (Tables)	12 Months Ended
Jun. 30, 2025
Right of Use Asset [Abstract]
Schedule of Right of Use Asset
	30 June 2025 $	30 June 2024 $
Cost	54,863	50,063
Accumulated amortisation	(31,998)	(19,192)
	22,865	30,871

	30 June 2025 $	30 June 2024 $
Balance at beginning of year	30,871	-
Additions	-	50,063
Amortisation	(10,161)	(19,359)
Foreign exchange	2,155	167
Balance at end of the year	22,865	30,871